Prepaid Expenses and Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses and Receivables [Abstract]
Schedule of prepaid expenses and receivables
	December 31,	December 31,
	2017	2016
	US Dollars	US Dollars

Governmental institutions	10,853	3,968

	10,853	3,968